Fair Value Measurements (Fair value of the Level 3 financial Liabilities) (Details) - HFT derivatives - Energy Related derivative - Non-regulated operating revenues $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 518
Total realized and unrealized gains (losses) included in non-regulated operating revenues	308
Ending Balance	826
Power
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2)
Ending Balance	1
Natural gas
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	515
Total realized and unrealized gains (losses) included in non-regulated operating revenues	310
Ending Balance	$ 825